Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Fair Value, by Balance Sheet Grouping	The following table presents the carrying value, net of unamortized debt issuance costs and discounts or premiums, and the estimated fair value of our total debt, not including the effect of unamortized debt issuance costs, respectively:

	Successor		Predecessor
	September 30, 2021		December 31, 2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Senior secured notes:
11.000% Second Lien Notes due February 2028	$216,000	$239,071	$—	$—
Senior unsecured notes:
4.900% Senior Notes due August 2020	—	—	62,535	1,366
4.625% Senior Notes due March 2021	—	—	79,936	1,596
3.950% Senior Notes due March 2022	—	—	21,213	354
7.750% Senior Notes due January 2024	—	—	397,025	7,925
7.950% Senior Notes due April 2025	—	—	450,000	8,348
7.875% Senior Notes due February 2026	—	—	750,000	301,935
6.200% Senior Notes due August 2040	—	—	393,596	7,966
6.050% Senior Notes due March 2041	—	—	395,002	7,327
5.250% Senior Notes due March 2042	—	—	483,619	9,701
8.950% Senior Notes due April 2045	—	—	400,000	7,420
Credit facility:
Senior Secured Revolving Credit Facility matures July 2025	190,000	190,000	—	—
2017 Credit Facility matures January 2023	—	—	545,000	545,000

Total debt	406,000	429,071	3,977,926	898,938

Less: Current maturities of long-term debt	—	—	—	—

Long-term debt	$406,000	$429,071	$—	$—

The following table presents the carrying value, net of unamortized debt issuance costs and discounts, and the estimated fair value of our total debt, not including the effect of unamortized debt issuance costs, respectively:

	December 31, 2020 (1)		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Senior unsecured notes
4.900% Senior Notes due August 2020	$62,535	$1,366	$62,505	$60,660
4.625% Senior Notes due March 2021	79,936	1,596	79,854	64,262
3.950% Senior Notes due March 2022	21,213	354	21,181	12,170
7.750% Senior Notes due January 2024	397,025	7,925	389,800	211,035
7.950% Senior Notes due April 2025	450,000	8,348	446,962	228,515
7.875% Senior Notes due February 2026	750,000	301,935	739,371	546,353
6.200% Senior Notes due August 2040	393,596	7,966	390,526	149,134
6.050% Senior Notes due March 2041	395,002	7,327	389,809	142,646
5.250% Senior Notes due March 2042	483,619	9,701	478,122	176,265
8.950% Senior Notes due April 2045	400,000	7,420	390,763	164,664
Seller loans:
Seller-financed secured loan due September 2022	—	—	62,453	36,968
Seller-financed secured loan due February 2023	—	—	55,658	31,175
Credit facility:
2017 Credit Facility due to mature January 2023	545,000	545,000	335,000	335,000

Total debt	3,977,926	898,938	3,842,004	2,158,847

Less: Current maturities of long-term debt	—	—	62,505	60,660

Long-term debt (2)	$—	$—	$3,779,499	$2,098,187

(1)	Includes write-off of applicable deferred financing cost and discounts of $45.5 million. See “Note 2— Chapter 11 Proceedings” for additional information.